Leases (Details) - Schedule of maturities of operating lease liabilities	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2023	$ 7,321,000
2024	6,004,000
2026	3,964,000
2026	3,600,000
2027 and thereafter	27,254,000
Total operating lease payments	48,143,000
Operating Leases Imputed Interest	(16,053,000)
Present value of lease liabilities	$ 32,090,000